Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021 [1]
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 1,731,713	$ 330,496
Accrued Expenses	11,197
Fixed Assets		(32,321)
Stock Based Compensation		2,248
Charitable Contribution Carryforward	412
ROU Asset	(204,479)
Lease Liability	204,982
Total deferred tax assets	1,743,825	300,423
Amortization/Depreciation	134,382
Total deferred tax liabilities	134,382
Valuation allowance	(1,608,940)	(300,423)
Net deferred Tax Assets (Liabilities)

[1]	See Note 2, Summary of Significant Accounting Policies – Restatement, for discussion regarding the impacts of the Restatement.